Basis of Presentation	12 Months Ended
Dec. 31, 2021
Basis of Presentation Disclosure [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

The Company’s consolidated financial statements and accompanying notes are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission, and include the accounts of the Company and its wholly owned subsidiaries. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company. All intercompany transactions, balances, unrealized gains and losses resulting from intra-group transactions, have been eliminated.

Going Concern

These consolidated financial statements have been prepared in accordance with U.S. GAAP which assumes that the Company will be able to meet its obligations and continue its operations for the next twelve months.

As shown in the accompanying consolidated financial statements, the Company had an accumulated deficit as of December 31, 2021, as well as operating losses and negative cash flows from operations since inception and expects to continue to incur net losses for the foreseeable future until such time that it can generate significant revenues from the sale of its available inventories.

At December 31, 2021, the Company had cash and cash equivalents of $37,699. As of December 31, 2021, the Company’s current working capital, anticipated operating expenses and net losses, and the uncertainties surrounding its ability to raise additional capital as needed, raise substantial doubt as to whether existing cash and cash equivalents will be sufficient to meet its obligations as they come due within twelve months from the date the consolidated financial statements were issued. The consolidated financial statements do not include any adjustments for the recovery and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s ability to execute its operating plans through 2023 and beyond depends on its ability to obtain additional funding through equity offerings, debt financing, or other forms of financing to meet planned growth requirements and to fund future operations, which may not be available on acceptable terms, or at all.

Impact of COVID-19 Pandemic

The Company expects its operations to continue to be affected by the ongoing outbreak of the 2019 coronavirus disease (“COVID-19”), which was declared a pandemic by the WHO in March 2020. The spread of COVID-19 has severely impacted many economies around the globe. In many countries, including those where the Company operates, businesses have been forced to cease or limit operations for long or indefinite periods of time. Measures taken to contain the spread of the virus, including travel bans, quarantines, social distancing, and closures of non-essential services have triggered significant disruptions to businesses worldwide, resulting in an economic slowdown. Governments and central banks have responded with monetary and fiscal interventions to stabilize economic conditions and the Company has taken steps to obtain financial assistance made available from jurisdictional governments, however the Company expects its future financial performance to continue to be impacted and result in a delay of certain of its go-to-market initiatives.

More recently, other, more infectious, variants of COVID-19 have been identified, which continue to spread throughout the U.S. and worldwide. We could be materially and adversely affected by the risks, or the public perception of the risks, related to an epidemic, pandemic, outbreak, or other public health crisis, such as the current COVID-19 pandemic. Since the onset of the global pandemic in 2020, we have been closely monitoring the spread of COVID-19 and its variants, and plan to continue taking steps to identify and mitigate the adverse impacts on, and risks to, our business posed by its spread and actions taken by governmental and health authorities to address the COVID-19 pandemic. The spread of COVID-19 caused us to modify our business practices, including implementing a temporary global work from home policy in March 2020 for all employees who were able to perform their duties remotely and temporarily restricting all nonessential business travel, and we expect to continue to take actions as may be required or recommended by government authorities or as we determine are in the best interests of our employees, the customers we serve and other business partners in light of COVID-19 and variants thereof. Where and to the extent permitted to be open under local regulations, our office sites are operational with appropriate safety precautions based on vaccination rates and local guidance. The effects of the COVID-19 pandemic continue to evolve and, at this time, we cannot predict when certain restrictions that remain in place to protect our employees and customers will no longer be needed. Recognizing that local conditions vary for our offices around the world and that the trajectory of the virus continues to be uncertain, we may adjust our plans for employees returning to our offices as deemed necessary. Since early 2021, global vaccination efforts have been underway to control the pandemic. However, due to the speed and fluidity with which the COVID-19 pandemic continues to evolve, and the emergence of highly contagious variants, we do not yet know the full extent of the impact of COVID-19 on our business operations. The ultimate extent of the impact of any epidemic, pandemic, outbreak, or other public health crisis on our business, financial condition and results of operations will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of such epidemic, pandemic, outbreak, or other public health crisis and actions taken to contain or prevent the further spread, including the effectiveness of vaccination and booster vaccination campaigns, among others. Accordingly, we cannot predict the extent to which our business, financial condition and results of operations will be affected. We remain focused on maintaining a strong balance sheet, liquidity and financial flexibility and continue to monitor developments as we deal with the disruptions and uncertainties from a business and financial perspective relating to COVID-19 and variants thereof. For additional information related to the actual or potential impacts of COVID-19 on our business, please read Part I, Item 1A, “Risk Factors” of this Annual Report on Form 10-K.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its consolidated subsidiaries. The following table provides a summary of the Company’s subsidiaries and respective ownership percentage at December 31, 2021 and 2020:

Subsidiaries	Jurisdiction of incorporation	Ownership
		December 31, 2021	December 31, 2020
Clever Leaves US, Inc. (“SAMA”)	Delaware, United States	100%	100%
NS US Holdings, Inc.	Delaware, United States	100%	100%
Herbal Brands, Inc.	Delaware, United States	100%	100%
1255096 B.C. Ltd. (“Newco”)	British Columbia, Canada	100%	100%
Northern Swan International, Inc. (“NSI”)	British Columbia, Canada	100%	100%
Arizona Herbal Brands, Inc.(1)	British Columbia, Canada	100%	100%
Northern Swan Management, Inc.	British Columbia, Canada	100%	100%
Clever Leaves Australia Pvt Ltd	Australia	100%	N/A
Northern Swan Deutschland Holdings, Inc.	British Columbia, Canada	100%	100%
Northern Swan Portugal Holdings, Inc.	British Columbia, Canada	100%	100%
Clever Leaves Portugal Unipessoal LDA	Portugal	100%	100%
Clever Leaves II Portugal Cultivation SA	Portugal	100%	100%
Northern Swan Europe, Inc.	British Columbia, Canada	100%	100%
Nordschwan Holdings, Inc.	British Columbia, Canada	100%	100%
Clever Leaves Germany GmbH	Hamburg, Germany	100%	100%
NS Herbal Brands International, Inc.	British Columbia, Canada	100%	100%
Subsidiaries	Jurisdiction of incorporation	Ownership
		December 31, 2021	December 31, 2020
Herbal Brands, Ltd.	London, United Kingdom	100%	100%
Clever Leaves International, Inc.	British Columbia, Canada	100%	100%
Eagle Canada Holdings, Inc. (“Eagle Canada”)	British Columbia, Canada	100%	100%
Ecomedics S.A.S. (“Ecomedics”)	Bogota, Colombia	100%	100%
Clever Leaves UK Limited	London, United Kingdom	100%	100%

(1)      Arizona Herbal Brands, Inc. was dissolved by way of voluntary dissolution under the Business Corporation Act on December 31, 2021.